Stock Based Compensation	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Note 11. Stock Based Compensation

In March 2014, Aircom’s Board of Directors adopted the 2014 Stock Option Plan (the “Aircom 2014 Plan”). The Aircom 2014 Plan provides for the granting of incentive stock options and non-statutory stock options to employees, consultants and outside directors of Aircom. Options granted under the Plan may be Incentive Stock Options or Nonstatutory Stock Options, as determined by the Administrator at the time of grant of an Option. On February 13, 2017, pursuant to the Exchange Agreement, Aerkomm assumed the options of Aircom 2014 Plan and agreed to issue options for an aggregate of 5,444,407 shares to Aircom’s stock option holders.

One-third of Aircom 2014 Plan stock option shares will be vested as of the first anniversary of the time the option shares are granted or the employee’s acceptance to serve the Company, and 1/36th of the shares will be vested each month thereafter. Option price is determined by the Board of Directors. The Plan shall become effective upon its adoption by the Board and shall continue in effect for a term of 10 years unless sooner terminated under the terms of Aircom 2014 Plan.

Valuation and Expense Information

Measurement and recognition of compensation expense based on estimated fair values is required for all share-based payment awards made to its employees and directors including employee stock options. The Company recognized compensation expense of $0 and $20,000 for the years ended December 31, 2015 and 2016, respectively, and $0 and $9,000 for the three-month periods ended March 31, 2016 and 2017, respectively, related to such employee stock options.

Determining Fair Value

Valuation and amortization method

The Company uses the Black-Scholes option-pricing-model to estimate the fair value of stock options granted on the date of grant or modification and amortizes the fair value of stock-based compensation at the date of grant on a straight-line basis for recognizing stock compensation expense over the vesting period of the option.

Expected term

The expected term is the period of time that granted options are expected to be outstanding. The Company uses the SEC’s simplified method for determining the option expected term based on the Company’s historical data to estimate employee termination and options exercised.

Expected dividends

The Company does not plan to pay cash dividends before the options are expired. Therefore, the expected dividend yield used in the Black-Scholes option valuation model is zero.

Expected volatility

The Company used the calculated value method which substitutes the historical volatility of a public company in the same industry of the Company to estimate the expected volatility of the Company’s share price to measure the fair value of options granted under Aircom 2014 Plan.

Risk-free interest rate

The Company based the risk-free interest rate used in the Black-Scholes option valuation model on the market yield in effect at the time of option grant provided in the Federal Reserve Board’s Statistical Releases and historical publications on the Treasury constant maturities rates for the equivalent remaining terms for Aircom 2014 Plan.

Forfeitures

The Company is required to estimate forfeitures at the time of grant and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate option forfeitures and records share-based compensation expense only for those awards that are expected to vest.

The Company used the following assumptions to estimate the fair value of options granted in 2015 and 2016 under Aircom 2014 Plan as follows:

Assumptions
Expected term	3 years
Expected volatility	40.11% - 45.58%
Expected dividends	0%
Risk-free interest rate	0.71 – 1.08%
Forfeiture rate	5%

A summary of the number of shares, weighted average exercise price and estimated fair value of options for Aircom 2014 Plan as of December 31, 2015 and 2016 and March 31, 2017 was as follows:

	Number of shares	Weighted Average Exercise Price Per Share	Weighted Average Fair Value Per Share
Options outstanding at January 1, 2015	-	$-	$-
Granted	4,139,241	0.0013	0.0004
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at January 1, 2016	4,139,241	0.0013	0.0004
Granted	1,305,166	0.6704	0.2108
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at December 31, 2016	5,444,407	0.1617	0.0508
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	(763,418)	0.6550	0.2059
Options outstanding at March 31, 2017 (unaudited)	4,680,989	0.0813	0.0255

Options exercisable at December 31, 2015	-	-	-

Options exercisable at December 31, 2016	2,524,357	0.0013	0.0004

Options exercisable at March 31, 2017 (unaudited)	2,868,258	0.0013	0.0004

A summary of the status of nonvested shares under Aircom 2014 Plan as of March 31, 2017 and December 31, 2016 was as follows:

	Number of Shares	Weighted Average Fair Value Per Share
Options nonvested at January1, 2015	-	$-
Granted	4,139,241	0.0004
Vested	-	-
Forfeited/Cancelled	-	-
Options nonvested at January1, 2016	4,139,241	0.0004
Granted	1,305,166	0.2108
Vested	(2,524,357)	0.0004
Forfeited/Cancelled	-	-
Options nonvested at December 31, 2016	2,920,050	0.0944
Granted	-	-
Vested	(343,901)	0.0004
Forfeited/Cancelled	(763,418)	0.2059
Options nonvested at March 31, 2017 (unaudited)	1,812,731	0.0653

As of December 31, 2015 and 2016 and March 31, 2017, there were approximately $2,000, $94,000 and $85,000, respectively, of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under Aircom 2014 Plan. Total unrecognized compensation cost will be adjusted for future changes in estimated forfeitures. The Company expects to recognize that cost over a weighted average period of 1 - 3 years.